FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Fair Value (Details) - USD ($) $ in Millions	12 Months Ended	24 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 05, 2017	Dec. 31, 2016
Measurement of fair values
Financial assets	$ 8,059	$ 8,059	$ 7,866		$ 7,344
Financial liabilities	(3,185)	(3,185)	(3,222)		$ (3,386)
Transfer from Level 1 to Level 2 assets		0
Transfer from Level 2 to Level 1 assets		0
Transfer into Level 3 assets		0
Transfer out of Level 3 assets		0
Transfer from Level 1 to Level 2 liabilities		0
Transfer from Level 2 to Level 1 liabilities		0
Transfer into Level 3 liabilities		0
Transfer out of Level 3 liabilities		0
Contingent consideration	99	99	104
Decrease in consideration	33
Consideration paid	29
Remeasurement reduction	4
Rotation Medical Inc
Measurement of fair values
Contingent consideration				$ 72
Acquisition consideration
Measurement of fair values
Financial liabilities	(99)	(99)	(104)
Forward foreign exhange contracts
Measurement of fair values
Financial liabilities	(20)	(20)	(45)
Currency swaps
Measurement of fair values
Financial liabilities	(2)	(2)	(1)
Interest swaps
Measurement of fair values
Financial liabilities	(3)	(3)
Forward foreign exhange contracts
Measurement of fair values
Financial assets	36	36	25
Investments
Measurement of fair values
Financial assets	34	34	21
Currency swaps
Measurement of fair values
Financial assets	1	1	3
Interest swaps
Measurement of fair values
Financial liabilities			(2)
Financial assets at fair value through profit or loss | Acquisition consideration
Measurement of fair values
Financial liabilities	(99)	(99)	(104)
Fair value through OCI | Currency swaps
Measurement of fair values
Financial liabilities	(2)	(2)	(1)
Fair value through OCI | Currency swaps
Measurement of fair values
Financial assets	1	1	3
Available-for-sale | Investments
Measurement of fair values
Financial assets	34	34	21
At fair value
Measurement of fair values
Financial assets	71	71	49
Financial liabilities	(124)	(124)	(152)
At fair value | Acquisition consideration
Measurement of fair values
Financial liabilities	(99)	(99)	(104)
At fair value | Acquisition consideration | Level 3
Measurement of fair values
Financial liabilities	(99)	(99)	(104)
At fair value | Forward foreign exhange contracts
Measurement of fair values
Financial liabilities	(20)	(20)	(45)
At fair value | Forward foreign exhange contracts | Level 2
Measurement of fair values
Financial liabilities	(20)	(20)	(45)
At fair value | Currency swaps
Measurement of fair values
Financial liabilities	(2)	(2)	(1)
At fair value | Currency swaps | Level 2
Measurement of fair values
Financial liabilities	(2)	(2)	(1)
At fair value | Interest swaps
Measurement of fair values
Financial liabilities	(3)	(3)
At fair value | Interest swaps | Level 2
Measurement of fair values
Financial liabilities	(3)	(3)
At fair value | Forward foreign exhange contracts
Measurement of fair values
Financial assets	36	36	25
At fair value | Forward foreign exhange contracts | Level 2
Measurement of fair values
Financial assets	36	36	25
At fair value | Investments
Measurement of fair values
Financial assets	34	34	21
At fair value | Investments | Level 3
Measurement of fair values
Financial assets	34	34	21
At fair value | Currency swaps
Measurement of fair values
Financial assets	1	1	3
At fair value | Currency swaps | Level 2
Measurement of fair values
Financial assets	1	1	3
At fair value | Interest swaps
Measurement of fair values
Financial liabilities			(2)
At fair value | Interest swaps | Level 2
Measurement of fair values
Financial liabilities			(2)
At fair value | Designated at fair value
Measurement of fair values
Financial liabilities	(23)	(23)	(47)
At fair value | Designated at fair value
Measurement of fair values
Financial assets	36	36	25
At fair value | Financial assets at fair value through profit or loss
Measurement of fair values
Financial liabilities	(99)	(99)	(104)
At fair value | Fair value through OCI
Measurement of fair values
Financial assets	1	1	3
At fair value | Fair value through OCI | Loans and receivables
Measurement of fair values
Financial liabilities	(2)	(2)	(1)
At fair value | Available-for-sale
Measurement of fair values
Financial assets	34	34	21
Not measured at fair value
Measurement of fair values
Financial assets	1,576	1,576	1,317
Financial liabilities	(2,351)	(2,351)	(2,383)
Not measured at fair value | Acquisition consideration
Measurement of fair values
Financial liabilities	(28)	(28)	(56)
Not measured at fair value | Bank overdrafts
Measurement of fair values
Financial liabilities	(32)	(32)	(14)
Not measured at fair value | Bank loans
Measurement of fair values
Financial liabilities	(311)	(311)	(313)
Not measured at fair value | Private placement debt in a hedge relationship
Measurement of fair values
Financial liabilities	(197)	(197)	(198)
Not measured at fair value | Trade and other payables
Measurement of fair values
Financial liabilities	(858)	(858)	(877)
Not measured at fair value | Trade receivables
Measurement of fair values
Financial assets	1,211	1,211	1,148
Not measured at fair value | Cash at bank
Measurement of fair values
Financial assets	365	365	169
Not measured at fair value | Other financial liabilities
Measurement of fair values
Financial liabilities	(2,323)	(2,323)	(2,327)
Not measured at fair value | Other financial liabilities | Bank overdrafts
Measurement of fair values
Financial liabilities	(32)	(32)	(14)
Not measured at fair value | Other financial liabilities | Bank loans
Measurement of fair values
Financial liabilities	(311)	(311)	(313)
Not measured at fair value | Other financial liabilities | Private placement debt
Measurement of fair values
Financial liabilities	(925)	(925)	(925)
Not measured at fair value | Other financial liabilities | Trade and other payables
Measurement of fair values
Financial liabilities	(858)	(858)	(877)
Not measured at fair value | Amortised cost | Private placement debt
Measurement of fair values
Financial liabilities	(925)	(925)	(925)
Not measured at fair value | Financial assets at fair value through profit or loss
Measurement of fair values
Financial liabilities	(28)	(28)	(56)
Not measured at fair value | Financial assets at fair value through profit or loss | Acquisition consideration
Measurement of fair values
Financial liabilities	$ (28)	$ (28)	$ (56)